TAXES PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Taxes Payable Disclosure [Line Items]
Total	$ 1,551	$ 1,273
Enterprise income tax [Member]
Taxes Payable Disclosure [Line Items]
Total	437	493
Individual income tax [Member]
Taxes Payable Disclosure [Line Items]
Total	511	540
Other taxes [Member]
Taxes Payable Disclosure [Line Items]
Total	$ 603	$ 240